Repurchase Reserve Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets Sold Under Agreements To Repurchase [Roll Forward]
Balance at beginning of year	$ 160	$ 160	$ 160
Provision for repurchase liability	0	2	40
Reimbursement of expenses	0	(2)	(40)
Balance at end of year	$ 160	$ 160	$ 160